CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Series A Preferred Stock [Member] CNY (¥)	Series B Preferred Stock [Member] CNY (¥)	Series C1 Preferred Stock [Member] CNY (¥)	Series C2 Preferred Stock [Member] CNY (¥)	Series D Preferred Stock [Member] CNY (¥)	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] Series A Preferred Stock [Member] CNY (¥) shares	Ordinary shares [Member] Series B Preferred Stock [Member] CNY (¥) shares	Ordinary shares [Member] Series C1 Preferred Stock [Member] CNY (¥) shares	Ordinary shares [Member] Series C2 Preferred Stock [Member] CNY (¥) shares	Ordinary shares [Member] Series D Preferred Stock [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] Series A Preferred Stock [Member] CNY (¥)	Additional paid-in capital [Member] Series B Preferred Stock [Member] CNY (¥)	Additional paid-in capital [Member] Series C1 Preferred Stock [Member] CNY (¥)	Additional paid-in capital [Member] Series C2 Preferred Stock [Member] CNY (¥)	Additional paid-in capital [Member] Series D Preferred Stock [Member] CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit Series A Preferred Stock [Member] CNY (¥)	Accumulated deficit Series B Preferred Stock [Member] CNY (¥)	Accumulated deficit Series C1 Preferred Stock [Member] CNY (¥)	Accumulated deficit Series C2 Preferred Stock [Member] CNY (¥)	Accumulated deficit Series D Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Accumulated other comprehensive income [Member] Series A Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income [Member] Series B Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income [Member] Series C1 Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income [Member] Series C2 Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income [Member] Series D Preferred Stock [Member] CNY (¥)	Total Baozun shareholders’ equity [Member] CNY (¥)	Total Baozun shareholders’ equity [Member] Series A Preferred Stock [Member] CNY (¥)	Total Baozun shareholders’ equity [Member] Series B Preferred Stock [Member] CNY (¥)	Total Baozun shareholders’ equity [Member] Series C1 Preferred Stock [Member] CNY (¥)	Total Baozun shareholders’ equity [Member] Series C2 Preferred Stock [Member] CNY (¥)	Total Baozun shareholders’ equity [Member] Series D Preferred Stock [Member] CNY (¥)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] Series A Preferred Stock [Member] CNY (¥)	Noncontrolling interests [Member] Series B Preferred Stock [Member] CNY (¥)	Noncontrolling interests [Member] Series C1 Preferred Stock [Member] CNY (¥)	Noncontrolling interests [Member] Series C2 Preferred Stock [Member] CNY (¥)	Noncontrolling interests [Member] Series D Preferred Stock [Member] CNY (¥)
Beginning balance at Dec. 31, 2014	¥ (322,229)							¥ 17						¥ 3,755						¥ (327,205)						¥ 1,204						¥ (322,229)
Beginning balance, shares at Dec. 31, 2014 | shares								28,058,820
Net income (loss)	22,621																			22,621												22,621
Share-based compensation	25,195													25,195																		25,195
Repurchase of ordinary shares (Note 13)	(13,958)							¥ (1)						(13,957)																		(13,958)
Repurchase of ordinary shares (Note 13), shares | shares								(803,811)
Exercise of share options	161							¥ 1						160																		161
Exercise of share options, shares | shares								1,626,197
Issuance of ordinary shares	703,388							¥ 24						703,364																		703,388
Issuance of ordinary shares, shares | shares								37,950,000
Conversion of preferred shares into class A ordinary shares upon IPO			¥ 57,572	¥ 208,082	¥ 367,629	¥ 37,630	¥ 155,704		¥ 12	¥ 16	¥ 18	¥ 1	¥ 5		¥ 57,560	¥ 208,066	¥ 367,611	¥ 37,629	¥ 155,699														¥ 57,572	¥ 208,082	¥ 367,629	¥ 37,630	¥ 155,704
Conversion of preferred shares into class A ordinary shares upon IPO, shares | shares									19,622,241	26,532,203	29,056,332	1,925,063	7,504,324
Change in redemption value of convertible redeemable preferred shares	(25,332)													(9,417)						(15,915)												(25,332)
Foreign currency translation adjustment	18,008																									18,008						18,008
Ending balance at Dec. 31, 2015	1,234,471							¥ 93						1,535,665						(320,499)						19,212						1,234,471
Ending balance, shares at Dec. 31, 2015 | shares								151,471,369
Net income (loss)	85,424																			86,633												86,633						(1,209)
Share-based compensation	34,185													34,185																		34,185
Repurchase of ordinary shares (Note 13)	(50,842)							¥ (3)						(50,839)																		(50,842)
Repurchase of ordinary shares (Note 13), shares | shares								(3,603,642)
Exercise of share options	3,943							¥ 4						3,939																		3,943
Exercise of share options, shares | shares								2,544,255
Issuance of ordinary shares	231,017							¥ 6						231,011																		231,017
Issuance of ordinary shares, shares | shares								9,000,000
Change in redemption value of convertible redeemable preferred shares
Additional capital contribution from shareholders	7,469													7,469																		7,469
Contribution from noncontrolling interest holder	14,063																																					14,063
Deconsolidation of Shanghai Baozun-CJ E-Commerce Co., Ltd ("Baozun CJ") (Note 9)	(12,854)																																					(12,854)
Foreign currency translation adjustment	25,136																									25,136						25,136
Ending balance at Dec. 31, 2016	1,572,012							¥ 100						1,761,430						(233,866)						44,348						1,572,012
Ending balance, shares at Dec. 31, 2016 | shares								159,411,982
Net income (loss)	209,130	$ 32,143																		208,866												208,866						264
Share-based compensation	58,231													58,231																		58,231
Exercise of share options	4,267							¥ 3						4,264																		4,267
Exercise of share options, shares | shares								6,713,415
Change in redemption value of convertible redeemable preferred shares
Acquisition of a subsidiary	17,150																																					17,150
Foreign currency translation adjustment	(34,353)	(5,280)																								(34,353)						(34,353)
Ending balance at Dec. 31, 2017	¥ 1,826,437	$ 280,719						¥ 103						¥ 1,823,925						¥ (25,000)						¥ 9,995						¥ 1,809,023						¥ 17,414
Ending balance, shares at Dec. 31, 2017 | shares								166,125,397